Average Annual Total Returns - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2025
Fidelity Advisor New Insights Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	27.15%
Past 5 years	14.01%
Past 10 years	12.72%
Fidelity Advisor New Insights Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.51%
Past 5 years	11.62%
Past 10 years	10.61%
Fidelity Advisor New Insights Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.30%
Past 5 years	10.66%
Past 10 years	9.87%
Fidelity Advisor New Insights Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	32.89%
Past 5 years	14.50%
Past 10 years	12.71%
Fidelity Advisor New Insights Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	29.86%
Past 5 years	14.27%
Past 10 years	12.71%
Fidelity Advisor New Insights Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	35.22%
Past 5 years	15.66%
Past 10 years	13.68%
Fidelity Advisor New Insights Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	35.40%
Past 5 years	15.80%
Past 10 years	13.82%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%